Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Real Assets Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001486048
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 01, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2011
Prospectus Date	rr_ProspectusDate	May 01, 2011